Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of Revenues Based on Location of Customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	$ 142,519	$ 129,339	$ 103,642
U.S.A [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	73,741	65,296	49,763
Israel [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	31,296	32,031	35,774
Canada [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	11,162	10,555
Europe [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	7,088	5,277	5,677
Latin America [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	12,928	11,293	9,127
Asia [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	6,147	4,581	3,167
Others [Member]
Schedule of Revenues Based on Location of Customers [Line Items]
Total Revenue	$ 157	$ 306	$ 134